Other Receivables, Net (Restated) (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Schedule of movement of allowance for doubtful accounts [Abstract]
Beginning balance	$ 10,005,193
Provision for doubtful accounts, net of recovery		10,055,203
Less: write-off		(1,763)
Exchange rate effect	404,599	(48,247)
Ending balance	$ 10,409,792	$ 10,005,193